RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Amounts owed to related parties	36,348	36,348